General Information - Schedule of Consolidated Subsidiaries (Parenthetical) (Details)	12 Months Ended
Dec. 31, 2019
PT. Gravity Game Link
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership interest held by the Gravity (%)	70.00%
Gravity Game Tech Co.,Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership interest held by the Gravity (%)	100.00%
Gravity Game Arise Co., Ltd.
Disclosure Of Significant Investments In Subsidiaries [Line Items]
Ownership interest held by the Gravity (%)	100.00%